Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Unrealized gain (loss) on foreign currency translation	$ (6,463)	$ 10,915	$ (3,648)	$ (8,605)